UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                    DATE OF REPORTING PERIOD: JULY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.8%
--------------------------------------------------------------------------------

                                               Face Amount
                                                    $                   Value $
                                               -----------             ---------
U.S. Treasury Notes
     1.875%, 09/30/17                           2,000,000              2,002,646
                                                                       ---------
Total U.S. Treasury Obligations
  (Cost $2,002,937)                                                    2,002,646
                                                                       ---------
Total Investments-- 13.8%
  (Cost $2,002,937)                                                    2,002,646
                                                                       =========

Percentages are based on net assets of $14,503,087. Below is a list of open equity swap contracts held by the Fund at July 31, 2017. All equity swap contracts are held with one counterparty, Morgan Stanley.

------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 Air Liquide SA                             EONIA-1D            06/21/19           40           4,890                 -
 Akzo Nobel NV                              EONIA-1D            06/21/19           58           5,226                 -
 Arkema SA                                  EONIA-1D            06/21/19           47           5,330                 -
 BASF SE                                    EONIA-1D            06/21/19           51           4,846                 -
 Bayerische Moteren Werke AG                EONIA-1D            06/21/19           11           1,008                 -
 Continental AG                             EONIA-1D            06/21/19            6           1,348                 -
 Daimler AG                                 EONIA-1D            06/21/19           14             979                 -
 Evonik Industries AG                       EONIA-1D            06/21/19          148           5,025                 -
 FUCHS PETROLUB SE                          EONIA-1D            06/21/19           99           5,859                 -
 Hermes International                       EONIA-1D            06/21/19           21          10,597                 -
 Hugo Boss AG                               EONIA-1D            06/21/19          140          10,519                 -
 Kering SA                                  EONIA-1D            06/21/19           32          11,149                 -
 Koninklijke DSM NV                         EONIA-1D            06/21/19           67           4,928                 -
 Lanxess AG                                 EONIA-1D            06/21/19           66           5,075                 -
 Linde AG                                   EONIA-1D            06/21/19           25           4,769                 -
 LVMH Moet Hennessy Louis Vuitton SE        EONIA-1D            06/21/19           41          10,282                 -
 Michelin (CGDE)                            EONIA-1D            06/21/19            8           1,079                 -
 Peugeot SA                                 EONIA-1D            06/21/19           51           1,093                 -
 Porsche Automobil Holding SE               EONIA-1D            06/21/19           24           1,369                 -
 Renault SA                                 EONIA-1D            06/21/19           15           1,347                 -
 Schaeffler AG                              EONIA-1D            06/21/19           61             848                 -
 Solvay SA                                  EONIA-1D            06/21/19           37           5,291                 -
 Symrise AG                                 EONIA-1D            06/21/19           70           4,888                 -
 Umicore SA                                 EONIA-1D            06/21/19           75           6,002                 -
 Valeo SA                                   EONIA-1D            06/21/19           20           1,380                 -
 Volkswagen AG                              EONIA-1D            06/21/19            9           1,380                 -
 3M Co                                      FEDEF-1D            10/04/17          155          31,181                 -
 AbbVie Inc                                 FEDEF-1D            10/04/17          243          16,988                 -
 Acadia Realty Trust                        FEDEF-1D            10/04/17          452          13,442                 -
 Accenture PLC                              FEDEF-1D            10/04/17           44           5,668                 -


                                                                 1


[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------

 Activision Blizzard Inc                    FEDEF-1D            10/04/17          665          41,084                 -
 Adobe Systems Inc                          FEDEF-1D            10/04/17          163          23,878                 -
 Advanced Micro Devices Inc                 FEDEF-1D            10/04/17           75           1,021                 -
 AES Corp                                   FEDEF-1D            10/04/17          232           2,594                 -
 Aetna Inc                                  FEDEF-1D            10/04/17          382          58,946                 -
 AGCO Corp                                  FEDEF-1D            10/04/17          134           9,667                 -
 Agilent Technologies Inc                   FEDEF-1D            10/04/17          354          21,166                 -
 Alaska Air Group Inc                       FEDEF-1D            10/04/17          109           9,290                 -
 Alkermes PLC                               FEDEF-1D            10/04/17           30           1,632                 -
 Alleghany Corp                             FEDEF-1D            10/04/17            4           2,453                 -
 Allegiant Travel Co                        FEDEF-1D            10/04/17           42           5,429                 -
 Alliance Data Systems Corp                 FEDEF-1D            10/04/17           25           6,036                 -
 Alliant Energy Corp                        FEDEF-1D            10/04/17           46           1,864                 -
 Allstate Corp                              FEDEF-1D            10/04/17          373          33,943                 -
 Alnylam Pharmaceuticals                    FEDEF-1D            10/04/17           27           2,234                 -
 Alphabet Inc                               FEDEF-1D            10/04/17          134         126,697                 -
 Altria Group Inc                           FEDEF-1D            10/04/17        2,024         131,499                 -
 American Express Co                        FEDEF-1D            10/04/17          326          27,785                 -
 American Tower Corp                        FEDEF-1D            10/04/17           64           8,725                 -
 American Water Works Co                    FEDEF-1D            10/04/17           68           5,515                 -
 Ameriprise Financial Inc                   FEDEF-1D            10/04/17          115          16,661                 -
 AmerisourceBergen Corp                     FEDEF-1D            10/04/17          157          14,730                 -
 Amgen Inc                                  FEDEF-1D            10/04/17           27           4,712                 -
 Analog Devices Inc                         FEDEF-1D            10/04/17          282          22,281                 -
 Anthem Inc                                 FEDEF-1D            10/04/17          232          43,201                 -
 Aon PLC                                    FEDEF-1D            10/04/17          170          23,489                 -
 Apartment Investment & Management Co       FEDEF-1D            10/04/17           58           2,642                 -
 Apple Inc                                  FEDEF-1D            10/04/17          250          37,183                 -
 Applied Materials Inc                      FEDEF-1D            10/04/17          790          35,005                 -
 Aqua America Inc                           FEDEF-1D            10/04/17           79           2,637                 -
 Arrow Electronics Inc                      FEDEF-1D            10/04/17          118           9,592                 -
 Arthur J Gallagher & Co                    FEDEF-1D            10/04/17          425          24,986                 -
 Ashland Global Holdings Inc                FEDEF-1D            10/04/17          180          11,695                 -
 Autodesk Inc                               FEDEF-1D            10/04/17          244          27,033                 -
 Automatic Data Processing Inc              FEDEF-1D            10/04/17          182          21,642                 -
 AutoNation Inc                             FEDEF-1D            10/04/17           91           3,857                 -
 AutoZone Inc                               FEDEF-1D            10/04/17            4           2,159                 -
 AvalonBay Communities Inc                  FEDEF-1D            10/04/17           14           2,693                 -
 Avery Dennison Corp                        FEDEF-1D            10/04/17           48           4,461                 -
 Avista Corp                                FEDEF-1D            10/04/17          233          12,258                 -
 Bank of New York Mellon Corp               FEDEF-1D            10/04/17           97           5,144                 -
 Becton Dickinson and Co                    FEDEF-1D            10/04/17           20           4,028                 -
 Best Buy Co Inc                            FEDEF-1D            10/04/17          250          14,585                 -
 Biogen Inc                                 FEDEF-1D            10/04/17           15           4,344                 -
 Biomarin Pharmaceutical Inc                FEDEF-1D            10/04/17           25           2,193                 -
 Boeing Co                                  FEDEF-1D            10/04/17           94          22,791                 -
 British American Tobacco PLC               FEDEF-1D            06/21/19          275          17,089                 -
 Broadcom Ltd                               FEDEF-1D            10/04/17           56          13,813                 -


                                                                 2


[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 CA Inc                                     FEDEF-1D            10/04/17        1,194          37,062                -
 Cadence Design Systems Inc                 FEDEF-1D            10/04/17          499          18,413                -
 Campbell Soup Co                           FEDEF-1D            10/04/17           50           2,642                -
 Capital One Financial Corp                 FEDEF-1D            10/04/17           96           8,273                -
 Cardinal Health Inc                        FEDEF-1D            10/04/17          142          10,971                -
 Care Capital Properties Inc                FEDEF-1D            10/04/17          285           6,903                -
 CarMax Inc                                 FEDEF-1D            10/04/17           32           2,120                -
 Carnival Corp                              FEDEF-1D            10/04/17          316          21,102                -
 CBRE Group Inc                             FEDEF-1D            10/04/17          148           5,623                -
 CBS Corp                                   FEDEF-1D            10/04/17           49           3,226                -
 Centene Corp                               FEDEF-1D            10/04/17          562          44,634                -
 CH Robinson Worldwide Inc                  FEDEF-1D            10/04/17            4             262                -
 Charles River Laboratories Inc             FEDEF-1D            10/04/17          280          27,496                -
 Chubb Ltd                                  FEDEF-1D            10/04/17          105          15,378                -
 Church & Dwight Co Inc                     FEDEF-1D            10/04/17          651          34,731                -
 Cigna Corp                                 FEDEF-1D            10/04/17          375          65,085                -
 Cintas Corp                                FEDEF-1D            10/04/17           36           4,855                -
 Cirrus Logic Inc                           FEDEF-1D            10/04/17           97           5,960                -
 Cisco Systems Inc                          FEDEF-1D            10/04/17          707          22,235                -
 Citrix Systems Inc                         FEDEF-1D            10/04/17          519          40,991                -
 Clorox Co                                  FEDEF-1D            10/04/17          251          33,506                -
 Colgate-Palmolive Co                       FEDEF-1D            10/04/17          701          50,612                -
 Comcast Corp                               FEDEF-1D            10/04/17          299          12,095                -
 Constellation Brands Inc                   FEDEF-1D            10/04/17            9           1,740                -
 Cooper Cos Inc                             FEDEF-1D            10/04/17            1             244                -
 Corelogic Inc                              FEDEF-1D            10/04/17          264          12,025                -
 Corning Inc                                FEDEF-1D            10/04/17          260           7,576                -
 CR Bard Inc                                FEDEF-1D            10/04/17           24           7,694                -
 Cummins Inc                                FEDEF-1D            10/04/17           38           6,380                -
 Curtiss-Wright Corp                        FEDEF-1D            10/04/17           11           1,061                -
 CVS Health Corp                            FEDEF-1D            10/04/17          313          25,018                -
 Darden Restaurants Inc                     FEDEF-1D            10/04/17           47           3,942                -
 Darling Ingredients Inc                    FEDEF-1D            10/04/17          572           9,306                -
 DaVita Inc                                 FEDEF-1D            10/04/17          123           7,968                -
 Deere & Co                                 FEDEF-1D            10/04/17          135          17,318                -
 Discover Financial Services                FEDEF-1D            10/04/17          104           6,338                -
 Dollar General Corp                        FEDEF-1D            10/04/17           44           3,307                -
 Dr Pepper Snapple Group Inc                FEDEF-1D            10/04/17          303          27,621                -
 DST Systems Inc                            FEDEF-1D            10/04/17          188          10,321                -
 eBay Inc                                   FEDEF-1D            10/04/17          563          20,116                -
 Edison International                       FEDEF-1D            10/04/17          197          15,500                -
 Edwards Lifesciences Corp                  FEDEF-1D            10/04/17           19           2,188                -
 Electronic Arts Inc                        FEDEF-1D            10/04/17          354          41,326                -
 EnerSys                                    FEDEF-1D            10/04/17           34           2,457                -
 EPR Properties                             FEDEF-1D            10/04/17          120           8,686                -
 Equifax Inc                                FEDEF-1D            10/04/17           11           1,600                -
 Estee Lauder Cos Inc                       FEDEF-1D            10/04/17          102          10,097                -
 Esterline Technologies Corp                FEDEF-1D            10/04/17          108          10,422                -


                                                                 3


[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 Everest Re Group Ltd                         FEDEF-1D          10/04/17            67         17,580                 -
 Expeditors International of Washington Inc   FEDEF-1D          10/04/17            24          1,413                 -
 Express Scripts Holding Co                   FEDEF-1D          10/04/17           170         10,649                 -
 Extra Space Storage                          FEDEF-1D          10/04/17            26          2,067                 -
 F5 Networks Inc                              FEDEF-1D          10/04/17           203         24,512                 -
 Facebook Inc                                 FEDEF-1D          10/04/17           854        144,540                 -
 Fiserv Inc                                   FEDEF-1D          10/04/17           237         30,455                 -
 Fluor Corp                                   FEDEF-1D          10/04/17            26          1,129                 -
 Foot Locker Inc                              FEDEF-1D          10/04/17           195          9,202                 -
 Fortune Brands Home & Security Inc           FEDEF-1D          10/04/17           323         21,211                 -
 Gap Inc                                      FEDEF-1D          10/04/17           312          7,435                 -
 Garmin Ltd                                   FEDEF-1D          10/04/17           151          7,579                 -
 Gatx Corp                                    FEDEF-1D          10/04/17            17          1,051                 -
 General Dynamics Corp                        FEDEF-1D          10/04/17           556        109,159                 -
 Genuine Parts Co                             FEDEF-1D          10/04/17            15          1,274                 -
 GGP Inc                                      FEDEF-1D          10/04/17           399          9,021                 -
 Gilead Sciences Inc                          FEDEF-1D          10/04/17           256         19,479                 -
 H&R Block Inc                                FEDEF-1D          10/04/17            64          1,952                 -
 Hanesbrands Inc                              FEDEF-1D          10/04/17            91          2,086                 -
 Harris Corp                                  FEDEF-1D          10/04/17            78          8,929                 -
 Hasbro Inc                                   FEDEF-1D          10/04/17            45          4,765                 -
 Hawaiian Electric Industries Inc             FEDEF-1D          10/04/17            77          2,540                 -
 HCA Healthcare Inc                           FEDEF-1D          10/04/17           111          8,918                 -
 HCP Inc                                      FEDEF-1D          10/04/17            34          1,076                 -
 Healthcare Realty Trust Inc                  FEDEF-1D          10/04/17           312         10,390                 -
 Henry Schein Inc                             FEDEF-1D          10/04/17            14          2,551                 -
 Hershey Co                                   FEDEF-1D          10/04/17           130         13,690                 -
 Hilton Worldwide Holdings                    FEDEF-1D          10/04/17           304         19,009                 -
 Hologic Inc                                  FEDEF-1D          10/04/17            31          1,371                 -
 Home Depot Inc                               FEDEF-1D          10/04/17            59          8,826                 -
 Honeywell International Inc                  FEDEF-1D          10/04/17            31          4,220                 -
 Hormel Foods Corp                            FEDEF-1D          10/04/17            48          1,640                 -
 HP Inc                                       FEDEF-1D          10/04/17           872         16,655                 -
 Humana Inc                                   FEDEF-1D          10/04/17           219         50,633                 -
 Hyatt Hotels Corp                            FEDEF-1D          10/04/17           332         18,449                 -
 Illinois Tool Works Inc                      FEDEF-1D          10/04/17            82         11,538                 -
 Illumina Inc                                 FEDEF-1D          10/04/17           153         26,599                 -
 Incyte Corp                                  FEDEF-1D          10/04/17            16          2,133                 -
 Intel Corp                                   FEDEF-1D          10/04/17           891         31,604                 -
 Intercontinental Exchange Inc                FEDEF-1D          10/04/17            30          2,001                 -
 International Business Machines Corp         FEDEF-1D          10/04/17            58          8,391                 -
 Intuit Inc                                   FEDEF-1D          10/04/17           265         36,361                 -
 Intuitive Surgical Inc                       FEDEF-1D          10/04/17             1            938                 -
 J&J Snack Foods Corp                         FEDEF-1D          10/04/17             9          1,183                 -
 Keysight Technologies Inc                    FEDEF-1D          10/04/17           189          7,861                 -
 Kilroy Realty Corp                           FEDEF-1D          10/04/17           135          9,370                 -
 Kimberly-Clark Corp                          FEDEF-1D          10/04/17           372         45,816                 -
 Kla-Tencor Corp                              FEDEF-1D          10/04/17           262         24,269                 -


                                                                 4



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 Kroger Co                                  FEDEF-1D            10/04/17            108          2,648               -
 L Brands Inc                               FEDEF-1D            10/04/17             76          3,526               -
 L-3 Communications Corp                    FEDEF-1D            10/04/17             21          3,674               -
 Lam Research Corp                          FEDEF-1D            10/04/17            217         34,603               -
 Lancaster Colony Corp                      FEDEF-1D            10/04/17            107         13,120               -
 Las Vegas Sands Corp                       FEDEF-1D            10/04/17            119          7,332               -
 Leggett & Platt Inc                        FEDEF-1D            10/04/17             82          3,951               -
 Lennar Corp                                FEDEF-1D            10/04/17             98          5,139               -
 Lennox International Inc                   FEDEF-1D            10/04/17            113         19,323               -
 Lexington Realty Trust                     FEDEF-1D            10/04/17          1,006         10,241               -
 Lifepoint Health Inc                       FEDEF-1D            10/04/17            164          9,742               -
 Lincoln National Corp                      FEDEF-1D            10/04/17             19          1,388               -
 Lockheed Martin Corp                       FEDEF-1D            10/04/17            347        101,369               -
 Lowe's Cos Inc                             FEDEF-1D            10/04/17            152         11,765               -
 Macerich Co                                FEDEF-1D            10/04/17              5            287               -
 ManPowerGroup Inc                          FEDEF-1D            10/04/17             87          9,322               -
 Marriott International Inc                 FEDEF-1D            10/04/17            170         17,712               -
 Marsh & McLennan Cos Inc                   FEDEF-1D            10/04/17            444         34,619               -
 Masco Corp                                 FEDEF-1D            10/04/17             36          1,373               -
 Masimo Corp                                FEDEF-1D            10/04/17             11          1,041               -
 Mastercard Inc                             FEDEF-1D            10/04/17             36          4,601               -
 McCormick & Co Inc                         FEDEF-1D            10/04/17             37          3,526               -
 McDonald's Corp                            FEDEF-1D            10/04/17             44          6,826               -
 McKesson Corp                              FEDEF-1D            10/04/17            122         19,748               -
 Medtronic PLC                              FEDEF-1D            10/04/17             17          1,427               -
 Mettler-Toledo Intl                        FEDEF-1D            10/04/17             52         29,800               -
 MGM Resorts International                  FEDEF-1D            10/04/17            230          7,574               -
 Microchip Technology Inc                   FEDEF-1D            10/04/17            241         19,290               -
 Micron Technology Inc                      FEDEF-1D            10/04/17            379         10,657               -
 Microsemi Corp                             FEDEF-1D            10/04/17            164          8,541               -
 Microsoft Corp                             FEDEF-1D            10/04/17            584         42,457               -
 Mohawk Industries Inc                      FEDEF-1D            10/04/17              5          1,245               -
 Molson Coors Brewing Co                    FEDEF-1D            10/04/17             82          7,296               -
 Mondelez International Inc                 FEDEF-1D            10/04/17            262         11,533               -
 Monsanto Co                                FEDEF-1D            10/04/17             23          2,687               -
 Monster Beverage Corp                      FEDEF-1D            10/04/17            230         12,133               -
 Moody's Corp                               FEDEF-1D            10/04/17             86         11,320               -
 Motorola Solutions Inc                     FEDEF-1D            10/04/17            241         21,854               -
 MSC Industrial Direct Co                   FEDEF-1D            10/04/17             94          6,694               -
 National Instruments Corp                  FEDEF-1D            10/04/17            334         13,741               -
 National Oilwell Varco Inc                 FEDEF-1D            10/04/17             30            981               -
 NetApp Inc                                 FEDEF-1D            10/04/17            187          8,120               -
 Netscout Systems Inc                       FEDEF-1D            10/04/17            303         10,454               -
 New Jersey Resources Corp                  FEDEF-1D            10/04/17            337         14,205               -
 NextEra Energy Inc                         FEDEF-1D            10/04/17            139         20,307               -
 Northrop Grumman Corp                      FEDEF-1D            10/04/17            393        103,410               -
 Norwegian Cruise Line Holdings             FEDEF-1D            10/04/17            325         17,898               -
 NRG Energy Inc                             FEDEF-1D            10/04/17            259          6,377               -


                                                                 5


[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 Nucor Corp                                 FEDEF-1D            10/04/17              13            750               -
 NVIDIA Corp                                FEDEF-1D            10/04/17             139         22,589               -
 NVR Inc                                    FEDEF-1D            10/04/17               3          7,831               -
 Omnicom Group Inc                          FEDEF-1D            10/04/17             183         14,409               -
 Oracle Corp                                FEDEF-1D            10/04/17             816         40,743               -
 O'Reilly Automotive Inc                    FEDEF-1D            10/04/17               6          1,226               -
 Palo Alto Networks Inc                     FEDEF-1D            10/04/17              25          3,295               -
 Parexel International Corp                 FEDEF-1D            10/04/17             321         28,094               -
 Paychex Inc                                FEDEF-1D            10/04/17             278         16,082               -
 Paypal Holdings Inc                        FEDEF-1D            10/04/17             200         11,710               -
 Pentair PLC                                FEDEF-1D            10/04/17              73          4,604               -
 PepsiCo Inc                                FEDEF-1D            10/04/17             168         19,590               -
 PerkinElmer Inc                            FEDEF-1D            10/04/17             426         28,044               -
 Philip Morris International Inc            FEDEF-1D            10/04/17           1,137        132,699               -
 Pitney Bowes Inc                           FEDEF-1D            10/04/17              65          1,023               -
 PNM Resources Inc                          FEDEF-1D            10/04/17              63          2,511               -
 PPL Corp                                   FEDEF-1D            10/04/17             557         21,350               -
 Procter & Gamble Co                        FEDEF-1D            10/04/17             360         32,695               -
 Progressive Corp                           FEDEF-1D            10/04/17             526         24,790               -
 Prologis Inc                               FEDEF-1D            10/04/17              21          1,277               -
 Public Storage                             FEDEF-1D            10/04/17               4            822               -
 Qiagen NV                                  FEDEF-1D            10/04/17             797         26,173               -
 QUALCOMM Inc                               FEDEF-1D            10/04/17             409         21,755               -
 Quest Diagnostics Inc                      FEDEF-1D            10/04/17              51          5,524               -
 Ralph Lauren Corp                          FEDEF-1D            10/04/17               2            151               -
 Raymond James Financial Inc                FEDEF-1D            10/04/17             108          8,985               -
 Raytheon Co                                FEDEF-1D            10/04/17             598        102,718               -
 Red Hat Inc                                FEDEF-1D            10/04/17             327         32,330               -
 Republic Services Inc                      FEDEF-1D            10/04/17             228         14,642               -
 Rockwell Collins Inc                       FEDEF-1D            10/04/17             105         11,186               -
 Roper Technologies Inc                     FEDEF-1D            10/04/17              14          3,254               -
 Ross Stores Inc                            FEDEF-1D            10/04/17              60          3,319               -
 Royal Caribbean Cruises Ltd                FEDEF-1D            10/04/17             164         18,543               -
 Royal Gold Inc                             FEDEF-1D            10/04/17              89          7,713               -
 RPM International Inc                      FEDEF-1D            10/04/17              20          1,037               -
 S&P Global Inc                             FEDEF-1D            10/04/17              38          5,836               -
 salesforce.com Inc                         FEDEF-1D            10/04/17             345         31,326               -
 Sanmina Corp                               FEDEF-1D            10/04/17              28          1,004               -
 Scotts Miracle-Gro Co                      FEDEF-1D            10/04/17             114         10,943               -
 Scripps Networks Interactive Inc           FEDEF-1D            10/04/17               5            437               -
 Seagate Technology PLC                     FEDEF-1D            10/04/17             153          5,043               -
 Skyworks Solutions Inc                     FEDEF-1D            10/04/17             266         27,895               -
 Snap-on Inc                                FEDEF-1D            10/04/17              30          4,626               -
 Southwest Airlines Co                      FEDEF-1D            10/04/17             145          8,049               -
 Stanley Black & Decker Inc                 FEDEF-1D            10/04/17              58          8,160               -
 Staples Inc                                FEDEF-1D            10/04/17             160          1,624               -
 Starbucks Corp                             FEDEF-1D            10/04/17              60          3,239               -
 Stryker Corp                               FEDEF-1D            10/04/17              21          3,089               -


                                                                 6


[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 Symantec Corp                               FEDEF-1D            10/04/17           718         22,251                -
 Synopsys Inc                                FEDEF-1D            10/04/17            72          5,513                -
 Sysco Corp                                  FEDEF-1D            10/04/17            60          3,157                -
 T Rowe Price Group Inc                      FEDEF-1D            10/04/17            20          1,654                -
 Tanger Factory Outlet Centers Inc           FEDEF-1D            10/04/17           350          9,251                -
 Target Corp                                 FEDEF-1D            10/04/17           228         12,921                -
 TE Connectivity Ltd                         FEDEF-1D            10/04/17           153         12,300                -
 Tech Data Corp                              FEDEF-1D            10/04/17            76          7,782                -
 Teledyne Technologies Inc                   FEDEF-1D            10/04/17            20          2,727                -
 Teradata Corp                               FEDEF-1D            10/04/17           119          3,787                -
 Texas Instruments Inc                       FEDEF-1D            10/04/17           517         42,073                -
 Textron Inc                                 FEDEF-1D            10/04/17            44          2,162                -
 The Brink's Co                              FEDEF-1D            10/04/17           146         11,410                -
 The Chemours Co                             FEDEF-1D            10/04/17           127          6,046                -
 The GEO Group Inc                           FEDEF-1D            10/04/17           212          6,222                -
 Thermo Fisher Scientific Inc                FEDEF-1D            10/04/17           165         28,962                -
 Time Warner Inc                             FEDEF-1D            10/04/17           311         31,853                -
 Toll Brothers Inc                           FEDEF-1D            10/04/17           112          4,322                -
 Transdigm Group Inc                         FEDEF-1D            10/04/17             7          1,975                -
 Travelers Cos Inc                           FEDEF-1D            10/04/17           147         18,829                -
 Tri Pointe Group Inc                        FEDEF-1D            10/04/17           246          3,272                -
 Tyson Foods Inc                             FEDEF-1D            10/04/17           202         12,799                -
 UDR Inc                                     FEDEF-1D            10/04/17            18            704                -
 Ulta Beauty Inc                             FEDEF-1D            10/04/17            19          4,773                -
 United Rentals Inc                          FEDEF-1D            10/04/17            54          6,424                -
 United Technologies Corp                    FEDEF-1D            10/04/17            10          1,186                -
 United Therapeutics Corp                    FEDEF-1D            10/04/17            94         12,070                -
 UnitedHealth Group Inc                      FEDEF-1D            10/04/17           286         54,858                -
 Universal Health Services Inc               FEDEF-1D            10/04/17            11          1,219                -
 Urban Edge Properties                       FEDEF-1D            10/04/17           295          7,413                -
 US Bancorp                                  FEDEF-1D            10/04/17           108          5,700                -
 Valero Energy Corp                          FEDEF-1D            10/04/17            15          1,035                -
 Valmont Industries Inc                      FEDEF-1D            10/04/17            56          8,551                -
 VCA Inc                                     FEDEF-1D            10/04/17            55          5,092                -
 VeriSign Inc                                FEDEF-1D            10/04/17            77          7,790                -
 Walgreens Boots Alliance Inc                FEDEF-1D            10/04/17           194         15,650                -
 Wal-Mart Stores Inc                         FEDEF-1D            10/04/17           138         11,039                -
 Walt Disney Co                              FEDEF-1D            10/04/17            89          9,784                -
 Waste Management Inc                        FEDEF-1D            10/04/17           495         37,199                -
 Waters Corp                                 FEDEF-1D            10/04/17           224         38,851                -
 WEC Energy Group Inc                        FEDEF-1D            10/04/17            28          1,763                -
 Wellcare Health Plans Inc                   FEDEF-1D            10/04/17           177         31,327                -
 Western Union Co                            FEDEF-1D            10/04/17           413          8,157                -
 Whirlpool Corp                              FEDEF-1D            10/04/17            65         11,562                -
 Williams Cos Inc                            FEDEF-1D            10/04/17           194          6,165                -
 Williams-Sonoma Inc                         FEDEF-1D            10/04/17           149          6,918                -
 Willis Towers Watson PLC                    FEDEF-1D            10/04/17             9          1,340                -
 WR Berkley Corp                             FEDEF-1D            10/04/17            44          3,035                -


                                                                 7



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts      Notional         Unrealized
                                          pays/(receives)         date                         amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 WW Grainger Inc                            FEDEF-1D            10/04/17               54          9,004            -
 Wyndham Worldwide Corp                     FEDEF-1D            10/04/17              218         22,753            -
 Wynn Resorts Ltd                           FEDEF-1D            10/04/17               58          7,502            -
 Xerox Corp                                 FEDEF-1D            10/04/17               35          1,073            -
 Xilinx Inc                                 FEDEF-1D            10/04/17              398         25,177            -
 XL Group Ltd                               FEDEF-1D            10/04/17               47          2,087            -
 Yum! Brands Inc                            FEDEF-1D            10/04/17               57          4,302            -
 Zebra Technologies Corp                    FEDEF-1D            10/04/17               76          7,731            -
 Barratt Developments PLC                   SONIA-1D            06/21/19              611          4,958            -
 Berkeley Group Holdings PLC                SONIA-1D            06/21/19              110          5,070            -
 Covestro AG                                SONIA-1D            06/21/19               66          5,106            -
 Imperial Brands PLC                        SONIA-1D            06/21/19              413         16,988            -
 Persimmon PLC                              SONIA-1D            06/21/19              152          5,018            -
 Taylor Wimpey PLC                          SONIA-1D            06/21/19            1,896          4,759            -
 Acerinox SA                                (EONIA-1D)          06/21/19             (122)        (1,564)           -
 ArcelorMittal                              (EONIA-1D)          06/21/19              (75)        (1,963)           -
 Deutsche Telekom AG                        (EONIA-1D)          06/21/19             (151)        (2,750)           -
 Iliad SA                                   (EONIA-1D)          06/21/19              (12)        (2,966)           -
 Koninklijke KPN NV                         (EONIA-1D)          06/21/19             (936)        (3,381)           -
 Orange SA                                  (EONIA-1D)          06/21/19             (171)        (2,867)           -
 Proximus PLC                               (EONIA-1D)          06/21/19              (88)        (3,081)           -
 Salzgitter AG                              (EONIA-1D)          06/21/19              (44)        (1,967)           -
 Telecom Italia SPA                         (EONIA-1D)          06/21/19           (3,299)        (3,386)           -
 Telefonica SA                              (EONIA-1D)          06/21/19             (260)        (2,931)           -
 Telenet Group Holdings NV                  (EONIA-1D)          06/21/19              (45)        (3,130)           -
 Thyssenkrupp AG                            (EONIA-1D)          06/21/19              (63)        (1,863)           -
 Voestalpine AG                             (EONIA-1D)          06/21/19              (37)        (1,870)           -
 Abbott Laboratories                        (FEDEF-1D)          10/04/17             (224)       (11,016)           -
 ABM Industries Inc                         (FEDEF-1D)          10/04/17              (28)        (1,249)           -
 Acuity Brands Inc                          (FEDEF-1D)          10/04/17              (94)       (19,049)           -
 Advance Auto Parts Inc                     (FEDEF-1D)          10/04/17              (10)        (1,120)           -
 Aecom                                      (FEDEF-1D)          10/04/17             (254)        (8,103)           -
 Affiliated Managers Group Inc              (FEDEF-1D)          10/04/17              (24)        (4,460)           -
 Aflac Inc                                  (FEDEF-1D)          10/04/17              (53)        (4,227)           -
 Air Products & Chemicals Inc               (FEDEF-1D)          10/04/17              (98)       (13,931)           -
 Akamai Technologies Inc                    (FEDEF-1D)          10/04/17               (3)          (141)           -
 Akorn Inc                                  (FEDEF-1D)          10/04/17             (172)        (5,783)           -
 Albemarle Corp                             (FEDEF-1D)          10/04/17              (68)        (7,874)           -
 Alexandria Real Estate Equities Inc        (FEDEF-1D)          10/04/17              (35)        (4,244)           -
 Alexion Pharmaceuticals Inc                (FEDEF-1D)          10/04/17              (19)        (2,609)           -
 Allergan PLC                               (FEDEF-1D)          10/04/17             (242)       (61,064)           -
 Allete Inc                                 (FEDEF-1D)          10/04/17              (38)        (2,784)           -
 Alphabet Inc                               (FEDEF-1D)          10/04/17              (12)       (11,166)           -
 Amazon.com Inc                             (FEDEF-1D)          10/04/17               (3)        (2,963)           -
 AMC Networks Inc                           (FEDEF-1D)          10/04/17               (9)          (576)           -
 Ameren Corp                                (FEDEF-1D)          10/04/17             (319)       (17,896)           -
 American Airlines Group Inc                (FEDEF-1D)          10/04/17             (134)        (6,759)           -
 American Electric Power Co Inc             (FEDEF-1D)          10/04/17             (185)       (13,050)           -


                                                                 8



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts       Notional         Unrealized
                                          pays/(receives)         date                          amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 American International Group Inc          (FEDEF-1D)          10/04/17             (419)        (27,424)            -
 AMETEK Inc                                (FEDEF-1D)          10/04/17             (343)        (21,122)            -
 Amphenol Corp                             (FEDEF-1D)          10/04/17             (163)        (12,489)            -
 Anadarko Petroleum Corp                   (FEDEF-1D)          10/04/17             (223)        (10,184)            -
 Apache Corp                               (FEDEF-1D)          10/04/17             (173)         (8,560)            -
 Aptargroup Inc                            (FEDEF-1D)          10/04/17             (134)        (10,845)            -
 Archer-Daniels-Midland Co                 (FEDEF-1D)          10/04/17             (141)         (5,947)            -
 Arconic Inc                               (FEDEF-1D)          10/04/17             (668)        (16,560)            -
 Assurant Inc                              (FEDEF-1D)          10/04/17              (25)         (2,632)            -
 AT&T Inc                                  (FEDEF-1D)          10/04/17           (1,420)        (55,380)            -
 AUTOLIV Inc                               (FEDEF-1D)          10/04/17              (87)         (9,430)            -
 B&G Foods Inc                             (FEDEF-1D)          10/04/17             (334)        (12,108)            -
 Baker Hughes                              (FEDEF-1D)          10/04/17              (28)         (1,033)            -
 Ball Corp                                 (FEDEF-1D)          10/04/17             (596)        (24,972)            -
 Bank of America Corp                      (FEDEF-1D)          10/04/17             (502)        (12,108)            -
 Bank of Hawaii Corp                       (FEDEF-1D)          10/04/17             (113)         (9,455)            -
 Bank of the Ozarks                        (FEDEF-1D)          10/04/17             (124)         (5,351)            -
 Baxter International Inc                  (FEDEF-1D)          10/04/17             (121)         (7,318)            -
 BB&T Corp                                 (FEDEF-1D)          10/04/17             (520)        (24,606)            -
 Bed Bath & Beyond Inc                     (FEDEF-1D)          10/04/17             (391)        (11,691)            -
 Berkshire Hathaway Inc                    (FEDEF-1D)          10/04/17              (59)        (10,323)            -
 Bio-Techne Corp                           (FEDEF-1D)          10/04/17              (88)        (10,200)            -
 BlackRock Inc                             (FEDEF-1D)          10/04/17               (6)         (2,559)            -
 BorgWarner Inc                            (FEDEF-1D)          10/04/17             (332)        (15,518)            -
 Boston Properties Inc                     (FEDEF-1D)          10/04/17              (29)         (3,506)            -
 Boston Scientific Corp                    (FEDEF-1D)          10/04/17             (198)         (5,271)            -
 Boyd Gaming Corp                          (FEDEF-1D)          10/04/17             (490)        (12,279)            -
 Bristol-Myers Squibb Co                   (FEDEF-1D)          10/04/17             (418)        (23,784)            -
 Broadridge Financial Solutions Inc        (FEDEF-1D)          10/04/17              (67)         (5,083)            -
 Brown-Forman Corp                         (FEDEF-1D)          10/04/17             (171)         (8,447)            -
 Cable One Inc                             (FEDEF-1D)          10/04/17               (4)         (3,040)            -
 Cabot Oil & Gas Corp                      (FEDEF-1D)          10/04/17             (376)         (9,351)            -
 Camden Property Trust                     (FEDEF-1D)          10/04/17             (105)         (9,419)            -
 Canadian National Railway Co              (FEDEF-1D)          10/04/17              (51)         (4,030)            -
 Canadian Pacific Railway                  (FEDEF-1D)          10/04/17              (26)         (4,066)            -
 Casey's General Stores Inc                (FEDEF-1D)          10/04/17              (86)         (9,181)            -
 Caterpillar Inc                           (FEDEF-1D)          10/04/17              (37)         (4,216)            -
 CBOE Holdings Inc                         (FEDEF-1D)          10/04/17              (14)         (1,323)            -
 Celanese Corp                             (FEDEF-1D)          10/04/17             (171)        (16,445)            -
 Celgene Corp                              (FEDEF-1D)          10/04/17              (19)         (2,573)            -
 CenterPoint Energy Inc                    (FEDEF-1D)          10/04/17             (619)        (17,450)            -
 CenturyLink Inc                           (FEDEF-1D)          10/04/17           (2,676)        (62,271)            -
 Cerner Corp                               (FEDEF-1D)          10/04/17              (37)         (2,382)            -
 CF Industries Holdings Inc                (FEDEF-1D)          10/04/17             (691)        (20,281)            -
 Charter Communications Inc                (FEDEF-1D)          10/04/17              (19)         (7,446)            -
 Chemical Financial Corp                   (FEDEF-1D)          10/04/17             (266)        (12,819)            -
 Chesapeake Energy Corp                    (FEDEF-1D)          10/04/17             (201)           (997)            -
 Chevron Corp                              (FEDEF-1D)          10/04/17             (209)        (22,821)            -


                                                                 9



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination      Contracts       Notional         Unrealized
                                          pays/(receives)         date                          amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 Chipotle Mexican Grill Inc                 (FEDEF-1D)          10/04/17             (19)         (6,532)            -
 Ciena Corp                                 (FEDEF-1D)          10/04/17            (254)         (6,541)            -
 Cimarex Energy Co                          (FEDEF-1D)          10/04/17            (103)        (10,200)            -
 Cincinnati Financial Corp                  (FEDEF-1D)          10/04/17            (145)        (11,043)            -
 Citigroup Inc                              (FEDEF-1D)          10/04/17            (298)        (20,398)            -
 Citizens Financial Group Inc               (FEDEF-1D)          10/04/17            (420)        (14,734)            -
 CME Group Inc                              (FEDEF-1D)          10/04/17            (219)        (26,854)            -
 CMS Energy Corp                            (FEDEF-1D)          10/04/17             (23)         (1,064)            -
 Coach Inc                                  (FEDEF-1D)          10/04/17             (32)         (1,508)            -
 Coca-Cola Co                               (FEDEF-1D)          10/04/17            (308)        (14,119)            -
 Cognizant Technology Solutions Corp        (FEDEF-1D)          10/04/17            (175)        (12,131)            -
 Comerica Inc                               (FEDEF-1D)          10/04/17             (88)         (6,363)            -
 Community Bank System Inc                  (FEDEF-1D)          10/04/17            (169)         (9,278)            -
 Compass Minerals International Inc         (FEDEF-1D)          10/04/17            (109)         (7,526)            -
 ConAgra Brands Inc                         (FEDEF-1D)          10/04/17              (8)           (274)            -
 Concho Resources Inc                       (FEDEF-1D)          10/04/17             (57)         (7,425)            -
 ConocoPhillips                             (FEDEF-1D)          10/04/17            (105)         (4,764)            -
 Consolidated Edison Inc                    (FEDEF-1D)          10/04/17            (193)        (15,992)            -
 Corecivic Inc                              (FEDEF-1D)          10/04/17            (292)         (8,088)            -
 Costco Wholesale Corp                      (FEDEF-1D)          10/04/17             (59)         (9,352)            -
 Coty Inc                                   (FEDEF-1D)          10/04/17            (575)        (11,776)            -
 Cousins Properties Inc                     (FEDEF-1D)          10/04/17          (1,031)         (9,475)            -
 Crane Co                                   (FEDEF-1D)          10/04/17             (14)         (1,057)            -
 Crown Castle International Corp            (FEDEF-1D)          10/04/17            (251)        (25,246)            -
 CSX Corp                                   (FEDEF-1D)          10/04/17            (115)         (5,674)            -
 Cullen/Frost Bankers Inc                   (FEDEF-1D)          10/04/17            (113)        (10,258)            -
 Cypress Semiconductor Corp                 (FEDEF-1D)          10/04/17             (79)         (1,122)            -
 Danaher Corp                               (FEDEF-1D)          10/04/17            (123)        (10,023)            -
 Delphi Automotive PLC                      (FEDEF-1D)          10/04/17            (126)        (11,393)            -
 Delta Air Lines Inc                        (FEDEF-1D)          10/04/17             (80)         (3,949)            -
 DENTSPLY SIRONA Inc                        (FEDEF-1D)          10/04/17            (349)        (21,648)            -
 Devon Energy Corp                          (FEDEF-1D)          10/04/17            (292)         (9,727)            -
 Diamond Offshore Drilling Inc              (FEDEF-1D)          10/04/17            (299)         (3,714)            -
 Diamondrock Hospitality Corp               (FEDEF-1D)          10/04/17            (830)         (9,694)            -
 Digital Realty Trust                       (FEDEF-1D)          10/04/17             (69)         (7,958)            -
 Discovery Communications Inc               (FEDEF-1D)          10/04/17            (419)        (10,307)            -
 Dish Network Corp                          (FEDEF-1D)          10/04/17            (147)         (9,412)            -
 Dollar Tree Inc                            (FEDEF-1D)          10/04/17            (132)         (9,515)            -
 Dominion Resources Inc                     (FEDEF-1D)          10/04/17            (111)         (8,567)            -
 Domtar Corp                                (FEDEF-1D)          10/04/17            (265)        (10,351)            -
 Donaldson Co Inc                           (FEDEF-1D)          10/04/17             (26)         (1,235)            -
 Douglas Emmett Inc                         (FEDEF-1D)          10/04/17            (279)        (10,675)            -
 Dover Corp                                 (FEDEF-1D)          10/04/17            (117)         (9,828)            -
 Dow Chemical Co                            (FEDEF-1D)          10/04/17            (318)        (20,428)            -
 DR Horton Inc                              (FEDEF-1D)          10/04/17             (66)         (2,356)            -
 DTE Energy Co                              (FEDEF-1D)          10/04/17            (156)        (16,701)            -
 Duke Energy Corp                           (FEDEF-1D)          10/04/17            (597)        (50,817)            -
 Dun & Bradstreet Corp                      (FEDEF-1D)          10/04/17             (45)         (4,984)            -



                                                                 10




[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination       Contracts      Notional         Unrealized
                                          pays/(receives)         date                          amount $        appreciation/
                                                                                                              (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 E*TRADE Financial Corp                       (FEDEF-1D)        10/04/17            (504)        (20,664)            -
 Eastgroup Properties Inc                     (FEDEF-1D)        10/04/17            (160)        (13,949)            -
 Eastman Chemical Co                          (FEDEF-1D)        10/04/17            (145)        (12,058)            -
 Eaton Corp PLC                               (FEDEF-1D)        10/04/17            (443)        (34,665)            -
 Ecolab Inc                                   (FEDEF-1D)        10/04/17            (125)        (16,459)            -
 EI du Pont de Nemours & Co                   (FEDEF-1D)        10/04/17            (179)        (14,716)            -
 El Paso Electric Co                          (FEDEF-1D)        10/04/17             (48)         (2,491)            -
 Eli Lilly & Co                               (FEDEF-1D)        10/04/17            (256)        (21,161)            -
 Emerson Electric Co                          (FEDEF-1D)        10/04/17            (321)        (19,135)            -
 Endo International PLC                       (FEDEF-1D)        10/04/17          (3,527)        (38,868)            -
 Energizer Holdings Inc                       (FEDEF-1D)        10/04/17             (52)         (2,396)            -
 Entergy Corp                                 (FEDEF-1D)        10/04/17            (395)        (30,304)            -
 Envision Healthcare Corp                     (FEDEF-1D)        10/04/17             (18)         (1,016)            -
 EOG Resources Inc                            (FEDEF-1D)        10/04/17            (122)        (11,607)            -
 EQT Corp                                     (FEDEF-1D)        10/04/17            (228)        (14,524)            -
 Equinix Inc                                  (FEDEF-1D)        10/04/17              (7)         (3,155)            -
 Equity Residential                           (FEDEF-1D)        10/04/17            (150)        (10,209)            -
 Essex Property Trust Inc                     (FEDEF-1D)        10/04/17             (55)        (14,394)            -
 Eversource Energy                            (FEDEF-1D)        10/04/17            (356)        (21,641)            -
 Exelon Corp                                  (FEDEF-1D)        10/04/17            (609)        (23,349)            -
 Expedia Inc                                  (FEDEF-1D)        10/04/17             (21)         (3,286)            -
 Exxon Mobil Corp                             (FEDEF-1D)        10/04/17            (116)         (9,285)            -
 Fastenal Co                                  (FEDEF-1D)        10/04/17            (223)         (9,580)            -
 Federal Realty Investment Trust              (FEDEF-1D)        10/04/17             (17)         (2,255)            -
 Federated Investors Inc                      (FEDEF-1D)        10/04/17            (315)         (9,081)            -
 FedEx Corp                                   (FEDEF-1D)        10/04/17             (32)         (6,657)            -
 Fiat Chrysler Automobiles NV                 (FEDEF-1D)        10/04/17            (768)         (9,285)            -
 Fidelity National Information Services Inc   (FEDEF-1D)        10/04/17            (212)        (19,339)            -
 Fifth Third Bancorp                          (FEDEF-1D)        10/04/17             (40)         (1,068)            -
 First Midwest Bancorp Inc                    (FEDEF-1D)        10/04/17            (122)         (2,710)            -
 First Solar Inc                              (FEDEF-1D)        10/04/17             (65)         (3,205)            -
 FirstEnergy Corp                             (FEDEF-1D)        10/04/17          (1,329)        (42,408)            -
 FLIR Systems Inc                             (FEDEF-1D)        10/04/17            (406)        (15,152)            -
 Flowserve Corp                               (FEDEF-1D)        10/04/17            (312)        (12,833)            -
 FMC Corp                                     (FEDEF-1D)        10/04/17            (222)        (16,956)            -
 FNB Corp                                     (FEDEF-1D)        10/04/17            (685)         (9,385)            -
 Ford Motor Co                                (FEDEF-1D)        10/04/17          (2,036)        (22,844)            -
 Fortive Corp                                 (FEDEF-1D)        10/04/17             (85)         (5,503)            -
 Franklin Resources Inc                       (FEDEF-1D)        10/04/17             (48)         (2,149)            -
 Freeport-McMoran Inc                         (FEDEF-1D)        10/04/17            (306)         (4,474)            -
 Frontier Communications Corp                 (FEDEF-1D)        10/04/17            (386)         (5,915)            -
 Gartner Inc                                  (FEDEF-1D)        10/04/17             (11)         (1,412)            -
 General Electric Co                          (FEDEF-1D)        10/04/17            (527)        (13,496)            -
 General Motors Co                            (FEDEF-1D)        10/04/17            (718)        (25,834)            -
 Genesee & Wyoming Inc                        (FEDEF-1D)        10/04/17            (190)        (12,380)            -
 Gentex Corp                                  (FEDEF-1D)        10/04/17            (486)         (8,272)            -
 Global Payments Inc                          (FEDEF-1D)        10/04/17            (136)        (12,834)            -
 Goldman Sachs Group Inc                      (FEDEF-1D)        10/04/17             (45)        (10,140)            -



                                                                 11



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination        Contracts      Notional         Unrealized
                                          pays/(receives)         date                           amount $        appreciation/
                                                                                                                (depreciation)
                                                                                                                      $
------------------------------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co                  (FEDEF-1D)          10/04/17             (100)         (3,151)            -
 Granite Construction Inc                   (FEDEF-1D)          10/04/17             (102)         (5,000)            -
 Halliburton Co                             (FEDEF-1D)          10/04/17             (321)        (13,623)            -
 Harley-Davidson Inc                        (FEDEF-1D)          10/04/17              (87)         (4,234)            -
 Hartford Financial Services Group Inc      (FEDEF-1D)          10/04/17              (78)         (4,290)            -
 Helmerich & Payne Inc                      (FEDEF-1D)          10/04/17              (92)         (4,657)            -
 Hess Corp                                  (FEDEF-1D)          10/04/17             (147)         (6,547)            -
 Hewlett Packard Enterprise Co              (FEDEF-1D)          10/04/17             (796)        (13,938)            -
 HollyFrontier Corp                         (FEDEF-1D)          10/04/17             (732)        (21,111)            -
 Home Bancshares Inc                        (FEDEF-1D)          10/04/17             (319)         (7,911)            -
 Host Hotels & Resorts Inc                  (FEDEF-1D)          10/04/17             (101)         (1,885)            -
 Hubbell Inc                                (FEDEF-1D)          10/04/17             (132)        (15,680)            -
 Huntington Bancshares Inc                  (FEDEF-1D)          10/04/17           (1,226)        (16,245)            -
 IDEXX Laboratories Inc                     (FEDEF-1D)          10/04/17               (1)           (166)            -
 ILG Inc                                    (FEDEF-1D)          10/04/17             (381)        (10,100)            -
 Ingersoll-Rand PLC                         (FEDEF-1D)          10/04/17              (22)         (1,933)            -
 Interactive Brokers Group Inc              (FEDEF-1D)          10/04/17             (207)         (8,290)            -
 International Flavors & Fragrances Inc     (FEDEF-1D)          10/04/17             (117)        (15,582)            -
 International Paper Co                     (FEDEF-1D)          10/04/17             (281)        (15,449)            -
 Interpublic Group of Cos Inc               (FEDEF-1D)          10/04/17             (235)         (5,078)            -
 Invesco Ltd                                (FEDEF-1D)          10/04/17             (231)         (8,032)            -
 Iron Mountain Inc                          (FEDEF-1D)          10/04/17             (163)         (5,938)            -
 ITT Inc                                    (FEDEF-1D)          10/04/17              (66)         (2,706)            -
 Jabil Circuit Inc                          (FEDEF-1D)          10/04/17             (313)         (9,547)            -
 Jack Henry & Associates Inc                (FEDEF-1D)          10/04/17              (31)         (3,327)            -
 Jacobs Engineering Group Inc               (FEDEF-1D)          10/04/17             (332)        (17,503)            -
 JB Hunt Transport Services Inc             (FEDEF-1D)          10/04/17             (141)        (12,790)            -
 JBG SMITH Properties                       (FEDEF-1D)          10/04/17               (3)           (106)            -
 Jetblue Airways Corp                       (FEDEF-1D)          10/04/17             (203)         (4,452)            -
 JM Smucker Co                              (FEDEF-1D)          10/04/17              (74)         (9,021)            -
 John Bean Technologies Co                  (FEDEF-1D)          10/04/17             (145)        (13,398)            -
 Johnson & Johnson                          (FEDEF-1D)          10/04/17              (24)         (3,185)            -
 Johnson Controls International PLC         (FEDEF-1D)          10/04/17             (473)        (18,423)            -
 JPMorgan Chase & Co                        (FEDEF-1D)          10/04/17              (69)         (6,334)            -
 Juniper Networks Inc                       (FEDEF-1D)          10/04/17               (5)           (140)            -
 Kansas City Southern                       (FEDEF-1D)          10/04/17              (70)         (7,223)            -
 Kapstone Paper & Packaging Corp            (FEDEF-1D)          10/04/17             (285)         (6,515)            -
 Kellogg Co                                 (FEDEF-1D)          10/04/17              (17)         (1,156)            -
 Kemper Corp                                (FEDEF-1D)          10/04/17             (196)         (7,693)            -
 KeyCorp                                    (FEDEF-1D)          10/04/17           (1,437)        (25,923)            -
 Kimco Realty Corp                          (FEDEF-1D)          10/04/17              (55)         (1,110)            -
 Kinder Morgan Inc                          (FEDEF-1D)          10/04/17           (1,244)        (25,415)            -
 Kohl's Corp                                (FEDEF-1D)          10/04/17             (395)        (16,333)            -
 Landstar System Inc                        (FEDEF-1D)          10/04/17             (117)         (9,729)            -
 Lear Corp                                  (FEDEF-1D)          10/04/17              (66)         (9,781)            -
 LegacyTexas Financial Group Inc            (FEDEF-1D)          10/04/17             (158)         (6,118)            -
 Leidos Holdings Inc                        (FEDEF-1D)          10/04/17             (304)        (16,246)            -
 Leucadia National Corp                     (FEDEF-1D)          10/04/17             (810)        (21,084)            -



                                                                 12



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination        Contracts      Notional         Unrealized
                                          pays/(receives)         date                           amount $        appreciation/
                                                                                                                (depreciation)
..............................................                                                                         $
------------------------------------------------------------------------------------------------------------------------------------
 Level 3 Communications Inc                 (FEDEF-1D)          10/04/17           (1,242)        (72,881)            -
 Life Storage Inc                           (FEDEF-1D)          10/04/17             (128)         (9,349)            -
 Littelfuse Inc                             (FEDEF-1D)          10/04/17              (82)        (14,775)            -
 LKQ Corp                                   (FEDEF-1D)          10/04/17             (537)        (18,559)            -
 Loews Corp                                 (FEDEF-1D)          10/04/17             (465)        (22,636)            -
 Lumentum Holdings Inc                      (FEDEF-1D)          10/04/17              (95)         (5,947)            -
 LyondellBasell Industries NV               (FEDEF-1D)          10/04/17              (39)         (3,514)            -
 M&T Bank Corp                              (FEDEF-1D)          10/04/17              (92)        (15,010)            -
 Mack-Cali Realty Corp                      (FEDEF-1D)          10/04/17             (305)         (8,003)            -
 Macy's Inc                                 (FEDEF-1D)          10/04/17              (30)           (713)            -
 Magna International Inc                    (FEDEF-1D)          10/04/17             (210)        (10,015)            -
 Mallinckrodt PLC                           (FEDEF-1D)          10/04/17             (879)        (40,258)            -
 Marathon Oil Corp                          (FEDEF-1D)          10/04/17           (1,535)        (18,773)            -
 Marathon Petroleum Corp                    (FEDEF-1D)          10/04/17             (331)        (18,533)            -
 Martin Marietta Materials Inc              (FEDEF-1D)          10/04/17              (34)         (7,699)            -
 Mattel Inc                                 (FEDEF-1D)          10/04/17             (133)         (2,663)            -
 Matthews International Corp                (FEDEF-1D)          10/04/17             (172)        (11,275)            -
 MB Financial Inc                           (FEDEF-1D)          10/04/17             (192)         (7,853)            -
 Medidata Solutions Inc                     (FEDEF-1D)          10/04/17             (107)         (8,219)            -
 Merck & Co Inc                             (FEDEF-1D)          10/04/17             (339)        (21,655)            -
 Mercury Systems Inc                        (FEDEF-1D)          10/04/17              (27)         (1,186)            -
 MetLife Inc                                (FEDEF-1D)          10/04/17             (179)         (9,845)            -
 Michael Kors Holdings Ltd                  (FEDEF-1D)          10/04/17              (60)         (2,186)            -
 Mid-America Apartment Communities Inc      (FEDEF-1D)          10/04/17             (139)        (14,391)            -
 Monolithic Power Systems Inc               (FEDEF-1D)          10/04/17              (77)         (7,879)            -
 Mosaic Co                                  (FEDEF-1D)          10/04/17           (1,542)        (37,224)            -
 Mueller Industries Inc                     (FEDEF-1D)          10/04/17             (189)         (5,954)            -
 Murphy Oil Corp                            (FEDEF-1D)          10/04/17              (36)           (957)            -
 Mylan NV                                   (FEDEF-1D)          10/04/17             (872)        (33,999)            -
 Nasdaq Inc                                 (FEDEF-1D)          10/04/17             (247)        (18,369)            -
 National Retail Properties Inc             (FEDEF-1D)          10/04/17             (228)         (9,115)            -
 Navient Corp                               (FEDEF-1D)          10/04/17           (1,129)        (16,653)            -
 Neogen Corp                                (FEDEF-1D)          10/04/17             (132)         (8,695)            -
 Netflix Inc                                (FEDEF-1D)          10/04/17              (43)         (7,811)            -
 New York Community Bancorp Inc             (FEDEF-1D)          10/04/17             (358)         (4,701)            -
 New York Times Co                          (FEDEF-1D)          10/04/17           (1,213)        (23,047)            -
 Newell Brands Inc                          (FEDEF-1D)          10/04/17             (269)        (14,182)            -
 Newfield Exploration Co                    (FEDEF-1D)          10/04/17             (333)         (9,567)            -
 News Corp                                  (FEDEF-1D)          10/04/17           (2,119)        (30,323)            -
 Nielsen Holdings PLC                       (FEDEF-1D)          10/04/17             (148)         (6,365)            -
 NiSource Inc                               (FEDEF-1D)          10/04/17             (267)         (6,958)            -
 Noble Energy Inc                           (FEDEF-1D)          10/04/17             (376)        (10,870)            -
 Nordstrom Inc                              (FEDEF-1D)          10/04/17              (93)         (4,517)            -
 Norfolk Southern Corp                      (FEDEF-1D)          10/04/17              (36)         (4,053)            -
 Northern Trust Corp                        (FEDEF-1D)          10/04/17               (6)           (525)            -
 Northwestern Corp                          (FEDEF-1D)          10/04/17             (213)        (12,309)            -
 Nuvasive Inc                               (FEDEF-1D)          10/04/17             (125)         (8,224)            -
 Occidental Petroleum Corp                  (FEDEF-1D)          10/04/17             (241)        (14,925)            -



                                                                 13



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination         Contracts      Notional         Unrealized
                                          pays/(receives)         date                            amount $        appreciation/
                                                                                                                 (depreciation)
                                                                                                                       $
------------------------------------------------------------------------------------------------------------------------------------
 Oceaneering International Inc              (FEDEF-1D)          10/04/17             (231)         (5,925)             -
 OGE Energy Corp                            (FEDEF-1D)          10/04/17              (70)         (2,510)             -
 Old National Bancorp                       (FEDEF-1D)          10/04/17             (659)        (10,742)             -
 ONEOK Inc                                  (FEDEF-1D)          10/04/17             (166)         (9,391)             -
 Orbital ATK Inc                            (FEDEF-1D)          10/04/17             (144)        (14,714)             -
 PACCAR Inc                                 (FEDEF-1D)          10/04/17             (233)        (15,949)             -
 Packaging Corp of America                  (FEDEF-1D)          10/04/17              (42)         (4,598)             -
 Parker-Hannifin Corp                       (FEDEF-1D)          10/04/17              (48)         (7,967)             -
 Patterson Cos Inc                          (FEDEF-1D)          10/04/17              (25)         (1,043)             -
 PDC Energy Inc                             (FEDEF-1D)          10/04/17             (123)         (5,801)             -
 People's United Financial Inc              (FEDEF-1D)          10/04/17           (1,065)        (18,574)             -
 Perrigo Co PLC                             (FEDEF-1D)          10/04/17             (342)        (25,623)             -
 Pfizer Inc                                 (FEDEF-1D)          10/04/17             (506)        (16,779)             -
 PG&E Corp                                  (FEDEF-1D)          10/04/17              (83)         (5,618)             -
 Phillips 66                                (FEDEF-1D)          10/04/17             (244)        (20,435)             -
 Pinnacle Financial Partners Inc            (FEDEF-1D)          10/04/17             (178)        (11,374)             -
 Pinnacle West Capital Corp                 (FEDEF-1D)          10/04/17             (234)        (20,295)             -
 Pioneer Natural Resources Co               (FEDEF-1D)          10/04/17              (65)        (10,602)             -
 PNC Financial Services Group Inc           (FEDEF-1D)          10/04/17              (86)        (11,077)             -
 PPG Industries Inc                         (FEDEF-1D)          10/04/17             (201)        (21,155)             -
 Praxair Inc                                (FEDEF-1D)          10/04/17             (123)        (16,010)             -
 Prestige Brands Holdings Inc               (FEDEF-1D)          10/04/17             (184)         (9,868)             -
 Principal Financial Group Inc              (FEDEF-1D)          10/04/17             (154)        (10,280)             -
 Prosperity Bancshares Inc                  (FEDEF-1D)          10/04/17             (102)         (6,538)             -
 Prudential Financial Inc                   (FEDEF-1D)          10/04/17              (70)         (7,926)             -
 PS Business Parks Inc                      (FEDEF-1D)          10/04/17              (84)        (11,295)             -
 Public Service Enterprise Group Inc        (FEDEF-1D)          10/04/17             (318)        (14,300)             -
 PulteGroup Inc                             (FEDEF-1D)          10/04/17             (511)        (12,479)             -
 PVH Corp                                   (FEDEF-1D)          10/04/17             (105)        (12,525)             -
 Qorvo Inc                                  (FEDEF-1D)          10/04/17              (62)         (4,251)             -
 Quanta Services Inc                        (FEDEF-1D)          10/04/17             (517)        (17,438)             -
 Range Resources Corp                       (FEDEF-1D)          10/04/17             (357)         (7,536)             -
 Realty Income Corp                         (FEDEF-1D)          10/04/17              (28)         (1,598)             -
 Regeneron Pharmaceuticals Inc              (FEDEF-1D)          10/04/17              (15)         (7,374)             -
 Regions Financial Corp                     (FEDEF-1D)          10/04/17             (963)        (14,060)             -
 Robert Half International Inc              (FEDEF-1D)          10/04/17             (103)         (4,661)             -
 Rockwell Automation Inc                    (FEDEF-1D)          10/04/17             (112)        (18,483)             -
 Rollins Inc                                (FEDEF-1D)          10/04/17             (271)        (11,764)             -
 Ryder System Inc                           (FEDEF-1D)          10/04/17              (30)         (2,183)             -
 SBA Communications Corp                    (FEDEF-1D)          10/04/17             (411)        (56,533)             -
 SCANA Corp                                 (FEDEF-1D)          10/04/17             (362)        (23,302)             -
 Schlumberger Ltd                           (FEDEF-1D)          10/04/17             (162)        (11,113)             -
 Sealed Air Corp                            (FEDEF-1D)          10/04/17              (23)         (1,001)             -
 Selective Insurance Group Inc              (FEDEF-1D)          10/04/17             (211)        (10,687)             -
 Sempra Energy                              (FEDEF-1D)          10/04/17             (114)        (12,883)             -
 Sensata Technologies                       (FEDEF-1D)          10/04/17             (416)        (18,770)             -
 Sherwin-Williams Co                        (FEDEF-1D)          10/04/17              (38)        (12,816)             -
 Signet Jewelers Ltd                        (FEDEF-1D)          10/04/17              (35)         (2,141)             -



                                                                 14



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund             Termination        Contracts      Notional         Unrealized
                                          pays/(receives)         date                           amount $        appreciation/
                                                                                                                (depreciation)
                                                                                                                      $
------------------------------------------------------------------------------------------------------------------------------------
 Silicon Laboratories Inc                   (FEDEF-1D)          10/04/17              (14)         (1,051)            -
 Simon Property Group Inc                   (FEDEF-1D)          10/04/17               (7)         (1,110)            -
 Simpson Manufacturing Co                   (FEDEF-1D)          10/04/17             (282)        (12,490)            -
 Sirius XM Holdings Inc                     (FEDEF-1D)          10/04/17           (1,479)         (8,667)            -
 SL Green Realty Corp                       (FEDEF-1D)          10/04/17              (19)         (1,962)            -
 SM Energy Co                               (FEDEF-1D)          10/04/17             (147)         (2,556)            -
 Smith (A.O) Corp                           (FEDEF-1D)          10/04/17             (236)        (12,638)            -
 Sonoco Products Co                         (FEDEF-1D)          10/04/17             (385)        (18,665)            -
 Sotheby's                                  (FEDEF-1D)          10/04/17             (146)         (8,262)            -
 South Jersey Industries Inc                (FEDEF-1D)          10/04/17              (34)         (1,155)            -
 Southern Co                                (FEDEF-1D)          10/04/17             (181)         (8,675)            -
 Southwestern Energy Co                     (FEDEF-1D)          10/04/17             (100)           (570)            -
 Sprouts Farmers Market Inc                 (FEDEF-1D)          10/04/17             (347)         (8,352)            -
 Stamps.com Inc                             (FEDEF-1D)          10/04/17               (7)         (1,037)            -
 State Street Corp                          (FEDEF-1D)          10/04/17              (58)         (5,407)            -
 Stericycle Inc                             (FEDEF-1D)          10/04/17             (158)        (12,179)            -
 Steris PLC                                 (FEDEF-1D)          10/04/17             (195)        (15,961)            -
 Sterling Bancorp                           (FEDEF-1D)          10/04/17             (461)        (10,649)            -
 Stifel Financial Corp                      (FEDEF-1D)          10/04/17             (178)         (9,051)            -
 SunTrust Banks Inc                         (FEDEF-1D)          10/04/17             (206)        (11,802)            -
 Synchrony Financial                        (FEDEF-1D)          10/04/17             (270)         (8,186)            -
 Synnex Corp                                (FEDEF-1D)          10/04/17              (92)        (10,941)            -
 TCF Financial Corp                         (FEDEF-1D)          10/04/17             (615)         (9,692)            -
 TechnipFMC PLC                             (FEDEF-1D)          10/04/17              (84)         (2,397)            -
 TEGNA Inc                                  (FEDEF-1D)          10/04/17             (998)        (14,800)            -
 Telephone & Data Systems Inc               (FEDEF-1D)          10/04/17             (289)         (8,216)            -
 Tesoro Corp                                (FEDEF-1D)          10/04/17             (266)        (26,475)            -
 Tetra Tech Inc                             (FEDEF-1D)          10/04/17             (178)         (8,446)            -
 THOR Industries Inc                        (FEDEF-1D)          10/04/17              (93)         (9,798)            -
 Tiffany & Co                               (FEDEF-1D)          10/04/17             (119)        (11,366)            -
 Timken Co                                  (FEDEF-1D)          10/04/17             (206)         (9,373)            -
 Torchmark Corp                             (FEDEF-1D)          10/04/17             (131)        (10,345)            -
 Total System Services Inc                  (FEDEF-1D)          10/04/17             (270)        (17,134)            -
 Tractor Supply Co                          (FEDEF-1D)          10/04/17              (34)         (1,908)            -
 Transocean Ltd                             (FEDEF-1D)          10/04/17           (2,012)        (17,404)            -
 TripAdvisor Inc                            (FEDEF-1D)          10/04/17             (151)         (5,892)            -
 Trustmark Corp                             (FEDEF-1D)          10/04/17              (32)         (1,023)            -
 Twenty-First Century Fox Inc               (FEDEF-1D)          10/04/17             (372)        (10,825)            -
 Tyler Technologies Inc                     (FEDEF-1D)          10/04/17              (55)         (9,450)            -
 Ultimate Software Group Inc                (FEDEF-1D)          10/04/17              (48)        (10,834)            -
 Under Armour Inc                           (FEDEF-1D)          10/04/17             (148)         (2,963)            -
 Union Pacific Corp                         (FEDEF-1D)          10/04/17             (132)        (13,591)            -
 United Bankshares Inc                      (FEDEF-1D)          10/04/17             (296)        (10,212)            -
 United Continental Holdings Inc            (FEDEF-1D)          10/04/17             (160)        (10,829)            -
 United Parcel Service Inc                  (FEDEF-1D)          10/04/17              (72)         (7,941)            -
 Universal Forest Products Inc              (FEDEF-1D)          10/04/17              (84)         (7,043)            -
 Unum Group                                 (FEDEF-1D)          10/04/17             (187)         (9,374)            -
 Urban Outfitters Inc                       (FEDEF-1D)          10/04/17              (92)         (1,802)            -



                                                                 15



[LOGO OMITTED]                                                                                 Winton Diversified Opportunities Fund
                                                                                               July 31, 2017 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Reference entity/obligation                   Fund            Termination        Contracts      Notional         Unrealized
                                          pays/(receives)        date                           amount $        appreciation/
                                                                                                               (depreciation)
                                                                                                                     $
------------------------------------------------------------------------------------------------------------------------------------
 Valley National Bancorp                   (FEDEF-1D)          10/04/17             (877)        (10,419)            -
 Ventas Inc                                (FEDEF-1D)          10/04/17              (10)           (674)            -
 Verisk Analytics Inc                      (FEDEF-1D)          10/04/17              (19)         (1,658)            -
 Verizon Communications Inc                (FEDEF-1D)          10/04/17           (1,267)        (61,323)            -
 Vertex Pharmaceuticals Inc                (FEDEF-1D)          10/04/17              (38)         (5,769)            -
 VF Corp                                   (FEDEF-1D)          10/04/17              (17)         (1,057)            -
 Viacom Inc                                (FEDEF-1D)          10/04/17             (163)         (5,692)            -
 Visa Inc                                  (FEDEF-1D)          10/04/17             (152)        (15,133)            -
 Vornado Realty Trust                      (FEDEF-1D)          10/04/17             (155)        (12,299)            -
 Vulcan Materials Co                       (FEDEF-1D)          10/04/17              (98)        (12,066)            -
 Wabtec Corp                               (FEDEF-1D)          10/04/17             (159)        (11,982)            -
 Watts Water Technologies Inc              (FEDEF-1D)          10/04/17             (213)        (13,717)            -
 Wells Fargo & Co                          (FEDEF-1D)          10/04/17             (195)        (10,518)            -
 Welltower Inc                             (FEDEF-1D)          10/04/17              (15)         (1,101)            -
 Westar Energy Inc                         (FEDEF-1D)          10/04/17             (312)        (15,834)            -
 Western Digital Corp                      (FEDEF-1D)          10/04/17              (10)           (851)            -
 Westrock Co                               (FEDEF-1D)          10/04/17             (286)        (16,422)            -
 Wex Inc                                   (FEDEF-1D)          10/04/17             (132)        (14,346)            -
 Weyerhaeuser Co                           (FEDEF-1D)          10/04/17             (167)         (5,514)            -
 Whole Foods Market Inc                    (FEDEF-1D)          10/04/17              (57)         (2,380)            -
 Xcel Energy Inc                           (FEDEF-1D)          10/04/17             (358)        (16,937)            -
 Xylem Inc                                 (FEDEF-1D)          10/04/17             (319)        (18,097)            -
 Zimmer Biomet Holdings Inc                (FEDEF-1D)          10/04/17              (42)         (5,095)            -
 Zions Bancorporation                      (FEDEF-1D)          10/04/17             (397)        (17,992)            -
 Zoetis Inc                                (FEDEF-1D)          10/04/17             (289)        (18,068)            -
 Admiral Group PLC                         (SONIA-1D)          06/24/19              (78)         (2,127)            -
 Astrazeneca PLC                           (SONIA-1D)          06/24/19              (16)           (964)            -
 Aviva PLC                                 (SONIA-1D)          06/24/19             (301)         (2,139)            -
 Barclays PLC                              (SONIA-1D)          06/21/19           (2,063)         (5,521)            -
 Direct Line Insurance Group PLC           (SONIA-1D)          06/24/19             (454)         (2,242)            -
 Glaxosmithkline PLC                       (SONIA-1D)          06/21/19              (49)           (978)            -
 HSBC Holdings PLC                         (SONIA-1D)          06/21/19             (640)         (6,387)            -
 Ladbrokes Coral Group PLC                 (SONIA-1D)          06/21/19           (3,602)         (6,007)            -
 Legal & General Group PLC                 (SONIA-1D)          06/24/19             (629)         (2,226)            -
 Lloyds Banking Group PLC                  (SONIA-1D)          06/21/19           (6,283)         (5,432)            -
 Old Mutual PLC                            (SONIA-1D)          06/24/19             (809)         (2,096)            -
 Prudential PLC                            (SONIA-1D)          06/24/19              (90)         (2,193)            -
 Royal Bank of Scotland Group PLC          (SONIA-1D)          06/21/19           (1,706)         (5,591)            -
 RSA Insurance Group PLC                   (SONIA-1D)          06/24/19             (260)         (2,237)            -
 Sainsbury PLC                             (SONIA-1D)          06/21/19           (1,493)         (4,818)            -
 Shire PLC                                 (SONIA-1D)          06/21/19              (20)         (1,124)            -
 St. James' Place PLC                      (SONIA-1D)          06/24/19             (137)         (2,198)            -
 Standard Chartered PLC                    (SONIA-1D)          06/21/19             (579)         (6,463)            -
 Standard Life PLC                         (SONIA-1D)          06/24/19             (418)         (2,405)            -
 Tesco PLC                                 (SONIA-1D)          06/21/19           (2,199)         (5,050)            -
 William Hill PLC                          (SONIA-1D)          06/21/19           (1,611)         (5,320)            -
 Wm Morrison Supermarkets PLC              (SONIA-1D)          06/21/19           (1,297)         (4,111)            -
                                                                                                               ==============
                                                                                                                     -
                                                                                                               ==============

                                        16

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                                           July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------


CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

 EONIA - Euro Overnight Index Average
 FEDEF - Federal Funds Rate
 PLC - Public Limited Company
 SONIA - Sterling Overnight Interbank Average Rate

For the period ended July 31, 2017, the notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period. As of July 31, 2017, the Fund's net assets were $14,503,087.

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

A list of open futures contracts held by the Fund at July 31, 2017 are as follows:

--------------------------------------------------------------------------------
TYPE OF                                          EXPIRATION         UNREALIZED
CONTRACT                       NUMBER OF               DATE        APPRECIATION/
                               CONTRACTS                          (DEPRECIATION)
                                    LONG                                       $
--------------------------------------------------------------------------------
3-Month Euro EURIBOR                   2           Mar-2018                 (14)
3-Month Euro EURIBOR                   3           Jun-2018                  42
3-Month Euro EURIBOR                   3           Sep-2018                  42
3-Month Euro EURIBOR                   3           Dec-2018                  42
3-Month Euro EURIBOR                   3           Mar-2019                  42
3-Month Euro EURIBOR                   3           Jun-2019                  85
3-Month Euro EURIBOR                   3           Sep-2019                  86
3-Month Euro EURIBOR                   3           Dec-2019                 100
3-Month Euro EURIBOR                   2           Mar-2020                (453)
3-Month Euro EURIBOR                   2           Jun-2020                (468)
3-Month Euro EURIBOR                   1           Sep-2020                 (45)
90-Day Bank Bill                       3           Sep-2017                  37
90-Day Bank Bill                       3           Dec-2017                (284)
90-Day Bank Bill                       2           Mar-2018                 (89)
90-Day Bank Bill                       1           Jun-2018                 207
90-Day Bank Bill                       1           Sep-2018                  38
90-Day Euro$                           5           Mar-2018                (378)
90-Day Euro$                           8           Jun-2018                (204)
90-Day Euro$                           7           Sep-2018                (179)
90-Day Euro$                           6           Dec-2018                 109
90-Day Euro$                           5           Mar-2019                  35
90-Day Euro$                           4           Jun-2019                 185
90-Day Euro$                           4           Sep-2019                (102)
90-Day Euro$                           4           Dec-2019                 123
90-Day Euro$                           3           Mar-2020                (164)
90-Day Euro$                           3           Jun-2020                 161
90-Day Euro$                           1           Sep-2020                  (1)
90-Day Sterling                        4           Mar-2018                (240)
90-Day Sterling                        5           Jun-2018                (338)
90-Day Sterling                        5           Sep-2018                (482)
90-Day Sterling                        5           Dec-2018                (371)
90-Day Sterling                        5           Mar-2019                (436)
90-Day Sterling                        5           Jun-2019                (374)
90-Day Sterling                        4           Sep-2019                (406)
90-Day Sterling                        4           Dec-2019                (566)
90-Day Sterling                        4           Mar-2020                (454)

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
TYPE OF                                          EXPIRATION         UNREALIZED
CONTRACT                       NUMBER OF               DATE        APPRECIATION/
                               CONTRACTS                          (DEPRECIATION)
                              LONG/SHORT                                       $
--------------------------------------------------------------------------------

90-Day Sterling                        3           Jun-2020                (439)
90-Day Sterling                        1           Sep-2020                 (33)
AUD/USD Currency                      10           Sep-2017              15,486
Australian 3-Year Bond                 9           Sep-2017              (5,747)
Bank Acceptance Future                (1)          Dec-2017                 572
Brent Crude Oil                       (1)          Aug-2017              (3,491)
Brent Crude Oil                       (1)          Sep-2017              (4,131)
CAC40 10 Euro                          3           Aug-2017              (3,985)
CAD Currency                          11           Sep-2017              17,054
Canola                                 1           Nov-2017                (300)
CHF Currency                          (3)          Sep-2017                 237
Cocoa                                 (4)          Sep-2017              (4,662)
Cocoa                                 (2)          Dec-2017                (891)
Cocoa (ICE)                           (2)          Sep-2017              (2,505)
Cocoa (ICE)                           (1)          Dec-2017              (1,232)
Coffee 'C'                            (4)          Sep-2017             (16,371)
Coffee 'C'                            (1)          Dec-2017              (3,619)
Coffee Robusta                         1           Sep-2017                 (51)
Copper                                (1)          Sep-2017              (5,838)
Corn                                 (15)          Sep-2017               4,967
Corn                                  (7)          Dec-2017               2,396
Cotton No. 2                          (1)          Dec-2017                (575)
DAX Index                              1           Sep-2017             (18,847)
DJIA E-MINI CBOT                       2           Sep-2017               6,704
E-MINI MSCI Emerging Index             7           Sep-2017              17,255
Euro FX Currency                      13           Sep-2017              63,099
Euro-Bobl                              8           Sep-2017                (879)
Euro-BTP                               3           Sep-2017               3,344
Euro-Bund                              7           Sep-2017             (12,119)
Euro-Oat                               2           Sep-2017              (2,379)
Euro-Schatz                           11           Sep-2017                 223
Euro-Stoxx 50                         17           Sep-2017             (16,721)
FTSE 100 Index                         5           Aug-2017                (399)
FTSE 100 Index                         4           Sep-2017              (6,297)
FTSE/JSE Top 40 Index                 (1)          Sep-2017              (2,311)
GBP Currency                         (19)          Sep-2017             (33,448)
Gold 100 OZ                           (7)          Dec-2017             (20,684)
Hang Seng Index                        3           Aug-2017               8,488

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
TYPE OF                                          EXPIRATION         UNREALIZED
CONTRACT                       NUMBER OF               DATE        APPRECIATION/
                               CONTRACTS                          (DEPRECIATION)
                              LONG/SHORT                                       $
--------------------------------------------------------------------------------
H-shares Index                         3           Aug-2017                 170
Japanese 10-Year Bond                  1           Sep-2017                (629)
Japanese Yen Currency                (30)          Sep-2017             (72,672)
Kansas City Hard Red
  Wheat Future                        (1)          Sep-2017                 162
Lean Hogs                              3           Aug-2017              (2,952)
Lean Hogs                              1           Oct-2017              (1,470)
Live Cattle                            4           Nov-2017              (3,812)
Live Cattle                            2           Jan-2018                (581)
LME Prime Aluminum                     2           Sep-2017              (1,435)
Long Gilt 10-Year Bond                 3           Sep-2017              (4,822)
Low Sulphur Gasoil Euro                1           Sep-2017                 674
Mexican Peso                          22           Sep-2017               7,423
MSCI Sing Index                        2           Aug-2017                 612
MSCI Taiwan Index                      3           Aug-2017                 (64)
NASDAQ 100 E-MINI                      7           Sep-2017              15,956
Natural Gas                           (5)          Sep-2017              11,107
Natural Gas                           (2)          Oct-2017               4,219
New Zealand 3-Month T-Bill             2           Sep-2017                 153
New Zealand 3-Month T-Bill             2           Dec-2017                 133
New Zealand Currency                   1           Sep-2017                 799
Nikkei 225 Index                       4           Sep-2017              (6,152)
OMX Index                              4           Aug-2017              (3,231)
Platinum                              (1)          Oct-2017                (600)
Red Wheat                              2           Sep-2017               6,786
Russell 2000 Index E-MINI            (28)          Sep-2017              (3,145)
S&P 500 Index E-MINI                  39           Sep-2017              59,739
S&P Mid 400 Index E-MINI               1           Sep-2017              (1,971)
SGX Nifty 50                           3           Sep-2017                 667
Silver                                (4)          Sep-2017              (6,677)
Soybean                               (7)          Nov-2017               1,271
Soybean                               (3)          Jan-2018                 373
Soybean Meal                          (3)          Sep-2017               2,268
Soybean Meal                          (1)          Dec-2017                 600
SPI 200 Index                          2           Sep-2017               1,067
Sugar #11                            (11)          Dec-2017             (14,129)
Sugar #11                             (5)          May-2018              (7,518)
Topix Index                            4           Sep-2017               7,549
U.S. 10-Year Treasury Note             9           Sep-2017              (4,942)

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
TYPE OF                                          EXPIRATION         UNREALIZED
CONTRACT                       NUMBER OF               DATE        APPRECIATION/
                               CONTRACTS                          (DEPRECIATION)
                              LONG/SHORT                                       $
--------------------------------------------------------------------------------
U.S. 2-Year Treasury Note             (3)          Oct-2017                (798)
U.S. 5-Year Treasury Note              4           Oct-2017                 295
U. S. Long Treasury Bond               3           Sep-2017              (9,408)
U.S. Ultra Long Treasury Bond          2           Sep-2017              (7,814)
Wheat                                 (1)          Dec-2017                 137
Wheat                                 (2)          Sep-2017                 661
WTI Crude Oil                         (3)          Sep-2017             (15,361)
                                                                  --------------
                                                                        (80,205)
                                                                  ==============

AUD - Australian Dollar                                             JSE - Johannesburg Stock Exchange
Bobl - German Federal Obligations                                   LM E - London M etal Exchange
BTP - Long Italian Bond                                             M SCI - M organ Stanley Capital International
CAC - Cotation Assistee en Continu (Paris Stock Exchange)           NASDAQ - National Association of Securities Dealers Automated
                                                                             Quotations
CAD - Canadian Dollar                                               Oat - Obligations Assimilables du Tresor (French Government)
CHF - Swiss Franc                                                   OM X - Stockholm Stock Exchange
DAX - Deutsche Boerse AG German Stock Index                         OZ - Ounce
DJIA - Dow Jones Industrial Average                                 S&P - Standard & Poors
EURIBOR - Euro Interbank Offered Rate                               SGX - Singapore Exchange
E-M INI - Futures contract 1/5 the size of a standard contract      Schatz - Short-term German Federal Obligations
FTSE - Financial Times Stock Exchange                               SPI - Share Price Index
GBP - British Pound                                                 WTI - West Texas Intermediate
ICE - Intercontinental Exchange                                     USD - United States Dollar

For the period ended July 31, 2017, the total number of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period. As of July 31, 2017, the Fund's net assets were $14,503,087.

[LOGO OMITTED]                             Winton Diversified Opportunities Fund
                                           July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONCLUDED

The following shows the levels of inputs used as of July 31, 2017, in valuing the Fund's investment and financial instruments carried at fair value:

-----------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES           LEVEL 1         LEVEL 2           LEVEL 3           TOTAL
                                       $               $                 $                $
-----------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations               -        2,002,646                -         2,002,646
                                   ---------       ---------          -------         ----------
Total Investments in Securities           -        2,002,646                -         2,002,646
                                   =========       =========          =======         ==========
-----------------------------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS               LEVEL 1         LEVEL 2           LEVEL 3           TOTAL
                                       $               $                 $                $
-----------------------------------------------------------------------------------------------------
  Futures Contracts
     Unrealized appreciation        263,980                -                -           263,980
     Unrealized depreciation       (344,185)               -                -          (344,185)
  Equity Swaps*
     Unrealized appreciation              -                -                -                 -
     Unrealized depreciation              -                -                -                 -
                                   ---------       ---------          -------         ----------
Total Financial Instruments         (80,205)               -                -           (80,205)
                                   =========       =========          =======         ==========

* Equity swaps reflect a fair value of $0 at the close of business on July 31, 2017 as the monthly realization of gains and losses on these positions was crystallized on july 31, 2017, upon the monthly re-set. the cumulative net realized gain for the period ended July 31, 2017 was $8,923.

For the period ended July 31, 2017, there were no transfers between Levels.

For the period ended July 31, 2017, there were no Level 3 investments.

As of July 31, 2017, the tax basis cost of the Fund's investments in securities was $2,002,937. The Fund's investments in securities had unrealized appreciation of $0 and unrealized depreciation of $(291).

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

WIN-QH-002-0400

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Winton Diversified Opportunities Fund


By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------------------------
                                           Michael Beattie
                                           President

Date: September 15, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------------------------
                                           Michael Beattie
                                           President

Date: September 15, 2017


By (Signature and Title)                   /s/ Stephen Connors
                                           -------------------------------------
                                           Stephen Connors
                                           Treasurer, Controller & CFO

Date: September 15, 2017